Right of use assets - (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Presentation of leases for lessee [abstract]
Balance as of April 1,	₨ 3,810			₨ 3,043
Additions	523			1,378
Finance cost accrued during the period	336	[1]	$ 4	299	[1]	₨ 250	[1]
Deletions	(7)			(351)
Payment of lease liabilities	(765)			(559)
Fair value adjustment	1			(1)
Translation difference	4			1
Balance as of March 31,	₨ 3,902			₨ 3,810		₨ 3,043

[1]	interest expense calculated using the effective interest method.